ACCUMULATED OTHER COMPREHENSIVE INCOME ATTRIBUTABLE TO NBG SHAREHOLDERS (Details) In Thousands				12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 EUR (€)	Dec. 31, 2009 EUR (€)	Dec. 31, 2010 Accumulated Translation Adjustment Member EUR (€)	Dec. 31, 2009 Accumulated Translation Adjustment Member EUR (€)	Dec. 31, 2008 Accumulated Translation Adjustment Member EUR (€)	Dec. 31, 2010 Accumulated Net Unrealized Investment Gain Loss Member EUR (€)	Dec. 31, 2009 Accumulated Net Unrealized Investment Gain Loss Member EUR (€)	Dec. 31, 2008 Accumulated Net Unrealized Investment Gain Loss Member EUR (€)	Dec. 31, 2010 Accumulated Defined Benefit Plans Adjustment Member EUR (€)	Dec. 31, 2009 Accumulated Defined Benefit Plans Adjustment Member EUR (€)	Dec. 31, 2008 Accumulated Defined Benefit Plans Adjustment Member EUR (€)	Dec. 31, 2010 Accumulated Other Comprehensive Income (Loss) EUR (€)	Dec. 31, 2009 Accumulated Other Comprehensive Income (Loss) EUR (€)	Dec. 31, 2008 Accumulated Other Comprehensive Income (Loss) EUR (€)
Balance, January 1	$ (4,986,804)	€ (3,468,821)	€ (1,517,127)	€ (780,921)	€ (725,131)	€ 307,346	€ (586,317)	€ (797,461)	€ (12,137)	€ (149,889)	€ (174,247)	€ (24,149)	€ (1,517,127)	€ (1,696,839)	€ 271,060
Changes				181,952	(55,790)	(1,032,477)	(2,148,314)	211,144	(785,324)	14,668	24,358	(150,098)	(1,951,694)	179,712	(1,967,899)
Balance, December 31	$ (4,986,804)	€ (3,468,821)	€ (1,517,127)	€ (598,969)	€ (780,921)	€ (725,131)	€ (2,734,631)	€ (586,317)	€ (797,461)	€ (135,221)	€ (149,889)	€ (174,247)	€ (3,468,821)	€ (1,517,127)	€ (1,696,839)